Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 All Other Japanese plans USD ($)	Mar. 31, 2013 All Other Japanese plans JPY (¥)	Mar. 31, 2012 All Other Japanese plans JPY (¥)	Mar. 31, 2013 All Other Foreign Plans USD ($)	Mar. 31, 2013 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Japanese plans USD ($)	Mar. 31, 2013 Level 3 Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 9,862	¥ 927,545	¥ 885,741	$ 3,649	¥ 343,226	¥ 297,644	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 432	¥ 40,656	¥ 39,120	¥ 38,349	$ 334	¥ 31,377	¥ 20,477	¥ 11,760	$ 6	¥ 591	¥ 746	¥ 928	¥ 2,663	$ 426	¥ 40,065	¥ 38,374	¥ 37,421	$ 334	¥ 31,377	¥ 20,477	¥ 9,097
Actual return on plan assets	1,543	145,141	1,493	493	46,359	14,816													4	441	(1,757)	941	26	2,472	1,243	1,279	0	3	5	7	305	4	438	(1,762)	934	26	2,472	1,243	974
Purchases, sales and settlements																			10	879	3,293	(170)	28	2,599	9,514	8,712	(1)	(153)	(160)	(189)	(2,759)	11	1,032	3,453	19	28	2,599	9,514	11,471
Other																							44	4,159	143	(1,274)					(209)					44	4,159	143	(1,065)
Balance at end of year	$ 11,592	¥ 1,090,258	¥ 927,545	$ 5,096	¥ 479,239	¥ 343,226	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 446	¥ 41,976	¥ 40,656	¥ 39,120	$ 432	¥ 40,607	¥ 31,377	¥ 20,477	$ 5	¥ 441	¥ 591	¥ 746		$ 441	¥ 41,535	¥ 40,065	¥ 38,374	$ 432	¥ 40,607	¥ 31,377	¥ 20,477